REVENUE EARNING ROBOTS	12 Months Ended
Feb. 29, 2024
Revenue Earning Robots
REVENUE EARNING ROBOTS

6. REVENUE EARNING ROBOTS

Revenue earning robots consisted of the following:

	February 29, 2024	February 28, 2023
Revenue earning devices	$3,432,846	$2,015,058
Less: Accumulated depreciation	(952,844)	(779,839)
	$2,480,002	$1,235,219

During the year ended February 29, 2024, the Company made total additions to revenue earning devices of $2,166,081 which were transferred from inventory. The Company wrote- off assets with a value 748,243 and related accumulated depreciation $490,295 with a net book value of $257,948 as a permanent impairment on revenue devices along with finished goods inventory on assets not yet deployed of $326,180 for a total permanent impairment on revenue earning devices of $584,177. During the year ended February 28, 2023, the Company made total additions to revenue earning devices of $871,334 which were transferred from inventory. There was no permanent impairment on revenue earning services for the year ended February 28, 2023.

Depreciation expense for these devices was $681,042 and $345,178 for the years ended February 29, 2024 and February 28, 2023, respectively.